Document and Entity Information	May 04, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2022
Entity File Number	001-39056
Entity Registrant Name	PING IDENTITY HOLDING CORP.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-2933383
Entity Address, Address Line One	1001 17th Street
Entity Address, Adress Line Two	Suite 100
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	468-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	PING
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001679826
Amendment Flag	false